Income Taxes - Components of Recognized Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	€ 4,482	€ 4,855
Netting	(2,319)	(2,181)
Total deferred tax assets (net)	2,163	2,674
Total deferred tax liabilities (gross)	2,391	2,507
Netting	(2,319)	(2,181)
Total deferred tax liabilities (net)	72	326
Intangible assets
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	1,081	1,128
Total deferred tax liabilities (gross)	517	655
Property, plant, and equipment
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	35	39
Total deferred tax liabilities (gross)	65	80
Leases
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	369	374
Total deferred tax liabilities (gross)	326	336
Other financial assets
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	52	69
Total deferred tax liabilities (gross)	330	346
Trade and other receivables
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	136	79
Total deferred tax liabilities (gross)	92	79
Other non-financial assets
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	72	48
Total deferred tax liabilities (gross)	790	739
Pension provisions
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	200	215
Total deferred tax liabilities (gross)	23	28
Share-based payments
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	172	320
Total deferred tax liabilities (gross)	2	5
Contract liabilities
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	1,017	928
Total deferred tax liabilities (gross)	26	21
Trade and other payables
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	127	148
Total deferred tax liabilities (gross)	73	44
Financial liabilities
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	118	138
Total deferred tax liabilities (gross)	128	157
Other non-financial liabilities
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	785	844
Total deferred tax liabilities (gross)	12	12
Provisions
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	61	107
Total deferred tax liabilities (gross)	7	5
Net operating loss carryforwards
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	172	338
Research and development and foreign tax credits
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	€ 85	€ 80